Pension and Other Postretirement Benefits (Components of Net Periodic Benefit Cost and Amounts Recognized in Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amounts Recognized in Other Comprehensive Income (Loss) [Line Items]
Deferred income taxes	$ (132)	$ 80	$ 74
Pension Benefits [Member]
Defined benefit plan, amounts that will be amortized from accumulated other comprehensive income (loss) in next fiscal year
Estimated net prior service cost (credit) that will be amortized into net periodic benefit cost over the next fiscal year	1
Estimated net actuarial gain (loss) that will be amortized into net periodic benefit cost over next fiscal year	(63)
Postretirement Benefits [Member]
Defined benefit plan, amounts that will be amortized from accumulated other comprehensive income (loss) in next fiscal year
Estimated net prior service cost (credit) that will be amortized into net periodic benefit cost over the next fiscal year	(1)
Estimated net actuarial gain (loss) that will be amortized into net periodic benefit cost over next fiscal year	21
Pension Benefits [Member]
Amounts Recognized in Other Comprehensive Income (Loss) [Line Items]
Actuarial (losses) gains	218
Amortization of actuarial losses (gains)	85
Amortization of prior service (credit) cost	1
Share of equity investee	1
Recognized in other comprehensive income, before tax	305
Deferred income taxes	(119)
Recognized in other comprehensive income, net of tax	186
Postretirement Benefits [Member]
Amounts Recognized in Other Comprehensive Income (Loss) [Line Items]
Actuarial (losses) gains	51
Amortization of actuarial losses (gains)	(16)
Amortization of prior service (credit) cost	(1)
Share of equity investee	0
Recognized in other comprehensive income, before tax	34
Deferred income taxes	(13)
Recognized in other comprehensive income, net of tax	21
Pension Benefits [Member]
Components of net periodic cost:
Service cost	38	34	33
Interest cost	211	240	247
Expected return on plan assets	(271)	(247)	(237)
Amortization of actuarial losses (gains)	85	70	65
Amortization of prior service cost (credit)	1	1	1
Net periodic cost	64	98	109
Postretirement Benefits [Member]
Components of net periodic cost:
Service cost	0	0	0
Interest cost	26	33	38
Expected return on plan assets	0	0	0
Amortization of actuarial losses (gains)	(16)	(16)	(10)
Amortization of prior service cost (credit)	(1)	(1)	(1)
Net periodic cost	$ 9	$ 16	$ 27